UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Bonds and Notes—99.0% †		Principal Amount	Fair Value
U.S. Treasuries—19.8%
U.S. Treasury Bonds
2.50%	02/15/45	$14,940,400	$14,802,664
4.75%	02/15/41	340,000	487,448
U.S. Treasury Notes
0.50%	06/30/16	981,200	982,810	(a)
0.50%	02/28/17	10,225,900	10,219,509
0.88%	06/15/17	12,524,200	12,589,752
1.38%	02/29/20	15,742,900	15,746,584
1.63%	12/31/19	406,000	411,170
2.00%	02/15/25	6,684,500	6,726,800
			61,966,737
Agency Mortgage Backed—30.8%
Federal Home Loan Mortgage Corp.
3.50%	04/01/44	2,708,258	2,863,475
4.00%	05/01/44	3,911,913	4,228,373
4.50%	06/01/33 - 02/01/35	26,020	28,483
5.00%	07/01/35 - 06/01/41	1,500,223	1,696,392
5.50%	05/01/20 - 04/01/39	502,494	571,252
6.00%	04/01/17 - 11/01/37	955,490	1,091,986
6.50%	07/01/29	2,175	2,491
7.00%	10/01/16 - 08/01/36	149,421	170,768
7.50%	11/01/29 - 09/01/33	8,552	9,199
8.00%	11/01/30	8,776	10,121
Federal National Mortgage Assoc.
2.10%	04/01/37	2,844	2,937	(b)
3.00%	02/01/43 - 06/01/43	17,100,005	17,524,241
3.50%	11/01/42 - 02/01/43	4,074,419	4,308,216
4.00%	05/01/19 - 03/01/44	7,474,398	8,053,531
4.50%	05/01/18 - 01/01/41	7,294,126	7,977,955
5.00%	07/01/20 - 06/01/41	2,504,469	2,835,160
5.50%	06/01/20 - 01/01/39	2,058,882	2,310,969
6.00%	05/01/19 - 08/01/35	1,675,282	1,931,378
6.50%	07/01/17 - 08/01/36	225,146	254,878
7.00%	10/01/16 - 02/01/34	30,345	32,440
7.50%	05/01/15 - 12/01/33	85,010	98,497
8.00%	12/01/15 - 01/01/33	29,794	34,114
8.50%	04/01/30	4,665	5,713
9.00%	12/01/17 - 12/01/22	11,193	12,210
2.50%	TBA	11,897,526	12,219,130	(c)
3.00%	TBA	4,170,000	4,263,174	(c)
5.00%	TBA	2,664,000	2,799,247	(c)
6.00%	TBA	2,132,000	2,432,145	(c)
6.50%	TBA	878,000	1,009,323	(c)

Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	2,504,396	2,584,127
3.50%	05/20/43	3,288,620	3,470,179
4.00%	01/20/41 - 04/20/43	3,999,311	4,292,106
4.50%	08/15/33 - 03/20/41	2,107,353	2,305,063
5.00%	08/15/33	94,280	105,943
6.00%	04/15/27 - 09/15/36	403,307	470,932
6.50%	04/15/19 - 09/15/36	163,022	187,647
7.00%	11/15/27 - 10/15/36	94,007	104,615
7.50%	03/15/23 - 11/15/31	44,257	46,632
8.00%	09/15/27 - 06/15/30	33,242	34,968
8.50%	10/15/17	7,850	8,275
9.00%	11/15/16 - 12/15/21	18,739	19,844
3.00%	TBA	2,031,275	2,091,538	(c)
5.00%	TBA	1,167,000	1,300,521	(c)
5.50%	TBA	435,000	490,666	(c)
			96,290,854
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	2,483	2,481	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,548,124	4,587	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,300,789	128,886	(f)
4.50%	03/15/18	23,565	282	(f)
5.00%	10/15/18 - 02/15/38	42,836	1,090	(f)
5.50%	06/15/33	92,387	18,170	(f)
6.43%	08/15/25	494,209	51,687	(b,f)
8.00%	04/15/20	1,485	1,566
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,572	1,471	(d,e)
5.78%	08/15/43	876,035	188,685	(b,f)
8.00%	02/01/23 - 07/01/24	6,059	1,373	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	3,974	3,940	(d,e)
1.23%	12/25/42	364,985	17,328	(b,f)
5.00%	02/25/40 - 09/25/40	732,966	76,402	(f)
5.83%	07/25/38	133,748	16,758	(b,f)
8.00%	05/25/22	9	157	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	102,778	97,440	(d,e)
4.50%	08/25/35 - 01/25/36	223,987	36,506	(f)
5.00%	03/25/38 - 05/25/38	129,162	23,317	(f)
5.50%	12/25/33	29,041	5,321	(f)
6.00%	01/25/35	107,318	21,297	(f)
7.50%	11/25/23	18,637	3,029	(f)
8.00%	08/25/23 - 07/25/24	11,970	2,589	(f)
8.50%	03/25/17 - 07/25/22	7,477	932	(f)
9.00%	05/25/22	3,535	671	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,291,039	102,424	(f)
5.00%	12/20/35 - 09/20/38	777,382	56,068	(f)
6.07%	02/20/40	408,900	68,107	(b,f)
6.63%	01/16/40	715,274	129,057	(b,f)
			1,061,621

Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.45%	01/15/19	500,000	498,693	(b)
Chase Funding Trust 2004-1
3.99%	11/25/33	306,693	314,474	(g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,306
			963,473
Corporate Notes—39.4%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	334,427	(a)
ABB Finance USA Inc.
1.63%	05/08/17	392,000	396,082	(a)
Abbott Laboratories
2.95%	03/15/25	167,000	168,983
AbbVie Inc.
1.75%	11/06/17	372,000	373,319	(a)
2.00%	11/06/18	423,000	422,737	(a)
ACCO Brands Corp.
6.75%	04/30/20	426,000	446,235	(a)
ACE INA Holdings Inc.
3.15%	03/15/25	417,000	426,335
Actavis Funding SCS
1.30%	06/15/17	489,000	484,817
3.00%	03/12/20	208,000	212,802
3.45%	03/15/22	292,000	299,089
3.80%	03/15/25	417,000	430,357
4.55%	03/15/35	208,000	216,802
Activision Blizzard Inc.
5.63%	09/15/21	428,000	455,820	(a,h)
Aetna Inc.
3.50%	11/15/24	208,000	216,963
Agrium Inc.
3.38%	03/15/25	104,000	104,003
4.90%	06/01/43	189,000	202,181	(a)
Alibaba Group Holding Ltd.
3.60%	11/28/24	300,000	300,968	(h)
4.50%	11/28/34	205,000	206,609	(h)
Altria Group Inc.
2.95%	05/02/23	210,000	209,112	(a)
4.50%	05/02/43	210,000	217,209	(a)
America Movil SAB de C.V.
5.00%	03/30/20	609,000	690,131	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	293,647	(a)
6.63%	10/15/22	84,000	90,090	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	305,000	316,266	(a)
American Electric Power Company Inc.
2.95%	12/15/22	332,000	334,746

American Express Co.
3.63%	12/05/24	415,000	426,190
American International Group Inc.
3.38%	08/15/20	378,000	398,848	(a)
3.88%	01/15/35	210,000	211,051
4.13%	02/15/24	291,000	315,015	(a)
4.50%	07/16/44	208,000	223,271
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	385,000	360,937	(a,h)
American Tower Corp. (REIT)
3.40%	02/15/19	513,000	529,767	(a)
Amgen Inc.
2.20%	05/22/19	612,000	619,908	(a)
Amkor Technology Inc.
6.63%	06/01/21	257,000	267,280	(a)
Anadarko Petroleum Corp.
6.20%	03/15/40	221,000	269,075	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	508,086	(a)
Anthem Inc.
3.30%	01/15/23	211,000	214,339	(a)
Apple Inc.
2.50%	02/09/25	625,000	611,637
2.85%	05/06/21	634,000	660,582	(a)
3.45%	02/09/45	210,000	199,340
Aramark Services Inc.
5.75%	03/15/20	457,000	477,565	(a)
Archer-Daniels-Midland Co.
4.02%	04/16/43	234,000	243,148	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.27%	12/15/19	450,000	438,750	(a,b,h)
Ares Capital Corp.
3.88%	01/15/20	290,000	295,076
Ascension Health
4.85%	11/15/53	326,000	379,551
AT&T Inc.
2.38%	11/27/18	458,000	463,895	(a)
4.80%	06/15/44	244,000	249,864	(a)
Bank of America Corp.
1.70%	08/25/17	206,000	206,797	(a)
2.00%	01/11/18	854,000	860,447	(a)
2.60%	01/15/19	147,000	149,615	(a)
4.00%	01/22/25	415,000	418,359
4.10%	07/24/23	218,000	232,616	(a)
4.25%	10/22/26	375,000	387,128
Bank of China Ltd.
5.00%	11/13/24	200,000	211,284	(h)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,214,649	(a,h)
Barrick Gold Corp.
4.10%	05/01/23	210,000	207,167
Baytex Energy Corp.
5.13%	06/01/21	257,000	235,798	(h)

Bed Bath & Beyond Inc.
3.75%	08/01/24	203,000	210,994	(a)
4.92%	08/01/34	61,000	65,408	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	430,160	(a)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	201,766	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	194,000	218,882	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	212,000	242,783	(a)
Bombardier Inc.
4.75%	04/15/19	251,000	245,980	(a,h)
6.00%	10/15/22	421,000	395,214	(a,h)
7.75%	03/15/20	299,000	312,903	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	211,000	210,054	(a)
3.81%	02/10/24	512,000	531,461	(a)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	268,494	(a)
Brocade Communications Systems Inc.
4.63%	01/15/23	152,000	151,620	(a)
Building Materials Corporation of America
5.38%	11/15/24	257,000	260,855	(h)
Calpine Corp.
5.75%	01/15/25	251,000	252,882	(a)
5.88%	01/15/24	306,000	330,633	(a,h)
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	149,625
Caterpillar Inc.
4.30%	05/15/44	211,000	228,396	(a)
Catholic Health Initiatives
2.60%	08/01/18	125,000	128,415
4.35%	11/01/42	130,000	130,234
CBS Corp.
3.70%	08/15/24	319,000	328,480	(a)
CCOH Safari LLC
5.75%	12/01/24	257,000	264,710
Cequel Capital Corp.
5.13%	12/15/21	484,000	483,395	(a,h)
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	239,700	(a)
5.38%	06/15/21	428,000	415,160	(a)
Cigna Corp.
3.25%	04/15/25	417,000	425,446
Citigroup Inc.
1.75%	05/01/18	419,000	418,266	(a)
5.50%	09/13/25	400,000	453,356	(a)
CMS Energy Corp.
4.88%	03/01/44	209,000	243,397	(a)

CNA Financial Corp.
5.88%	08/15/20	326,000	377,045	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	449,681	(a)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	405,000	(a,h)
Comcast Corp.
4.20%	08/15/34	206,000	223,167	(a)
Commonwealth Bank of Australia
0.75%	01/15/16	547,000	547,558	(a,h)
ConocoPhillips Co.
3.35%	11/15/24	416,000	428,689
Continental Resources Inc.
4.90%	06/01/44	203,000	179,028	(a)
Corp Andina de Fomento
4.38%	06/15/22	604,000	659,567	(a)
Corporate Office Properties LP (REIT)
3.70%	06/15/21	204,000	206,230	(a)
Cott Beverages Inc.
5.38%	07/01/22	257,000	247,684	(h)
COX Communications Inc.
4.70%	12/15/42	92,000	93,741	(a,h)
Credit Suisse AG
2.60%	05/27/16	405,000	414,018	(a,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	507,870	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	166,000	167,453	(a)
CSX Corp.
4.50%	08/01/54	207,000	223,501	(a)
CVS Health Corp.
2.25%	08/12/19	618,000	627,540	(a)
Daimler Finance North America LLC
2.38%	08/01/18	628,000	644,000	(a,h)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	171,000	174,420	(a)
Dean Foods Co.
6.50%	03/15/23	205,000	206,025	(h)
Denbury Resources Inc.
6.38%	08/15/21	475,000	447,687	(a)
Deutsche Bank AG
4.50%	04/01/25	423,000	423,634	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	862,130	(a,h)
Diageo Capital PLC
1.13%	04/29/18	419,000	416,631	(a)
Diageo Investment Corp.
2.88%	05/11/22	506,000	515,643	(a)

DigitalGlobe Inc.
5.25%	02/01/21	427,000	427,000	(a,h)
DIRECTV Holdings LLC
4.45%	04/01/24	319,000	340,689	(a)
5.15%	03/15/42	467,000	488,049	(a)
Dollar General Corp.
1.88%	04/15/18	410,000	405,601	(a)
4.13%	07/15/17	412,000	433,384	(a)
Dominion Resources Inc.
1.95%	08/15/16	783,000	792,298	(a)
Duke Energy Corp.
3.75%	04/15/24	396,000	423,883	(a)
Duke Energy Progress Inc.
4.15%	12/01/44	125,000	136,538
Eastman Chemical Co.
3.60%	08/15/22	416,000	432,434
Eaton Corp.
2.75%	11/02/22	453,000	453,943	(a)
Ecopetrol S.A.
5.88%	05/28/45	104,000	96,767	(a)
Electricite de France S.A.
2.15%	01/22/19	838,000	848,956	(a,h)
Eli Lilly & Co.
2.75%	06/01/25	208,000	208,918
3.70%	03/01/45	41,000	41,011
EMD Finance LLC
3.25%	03/19/25	625,000	632,853	(h)
Energy Transfer Equity LP
5.88%	01/15/24	844,000	890,420	(a)
Energy Transfer Partners LP
4.05%	03/15/25	166,000	167,404
5.15%	03/15/45	146,000	146,915
6.50%	02/01/42	344,000	399,036	(a)
Ensco PLC
4.50%	10/01/24	209,000	202,574	(a)
5.20%	03/15/25	333,000	333,518
5.75%	10/01/44	86,000	83,293	(a)
Enterprise Products Operating LLC
3.75%	02/15/25	332,000	342,716	(a)
ERP Operating LP
4.50%	07/01/44	83,000	89,328	(a)
European Investment Bank
4.88%	01/17/17	850,000	913,156	(a)
FedEx Corp.
3.20%	02/01/25	420,000	425,676
4.10%	02/01/45	2,000	1,997
Five Corners Funding Trust
4.42%	11/15/23	457,000	490,280	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	222,000	246,070	(a)

Ford Motor Credit Company LLC
2.46%	03/27/20	625,000	625,063
3.22%	01/09/22	440,000	449,268
5.88%	08/02/21	318,000	374,350	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	344,000	376,680	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	354,000	384,975	(a)
General Motors Co.
4.88%	10/02/23	154,000	166,738	(a)
5.00%	04/01/35	428,000	456,694
6.25%	10/02/43	284,000	347,918
General Motors Financial Company Inc.
2.63%	07/10/17	167,000	168,673	(a)
3.00%	09/25/17	257,000	261,819	(a)
3.50%	07/10/19	167,000	171,453	(a)
4.38%	09/25/21	429,000	455,637	(a)
Georgia-Pacific LLC
3.60%	03/01/25	625,000	640,696	(h)
Gilead Sciences Inc.
4.80%	04/01/44	187,000	215,497	(a)
Glencore Funding LLC
4.13%	05/30/23	312,000	317,739	(a,h)
Grupo Televisa SAB
5.00%	05/13/45	204,000	212,334	(a)
HCA Inc.
4.75%	05/01/23	693,000	718,987	(a)
6.50%	02/15/20	392,000	441,392	(a)
Humana Inc.
3.85%	10/01/24	212,000	221,581	(a)
Huntsman International LLC
4.88%	11/15/20	399,000	399,000	(a)
Hyundai Capital America
2.13%	10/02/17	189,000	190,866	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	443,347	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	295,880
Ingles Markets Inc.
5.75%	06/15/23	379,000	392,265	(a)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	417,000	393,544	(a)
International Business Machines Corp.
3.63%	02/12/24	426,000	452,366	(a)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	128,960	(a,h)
Invesco Finance PLC
3.13%	11/30/22	573,000	578,875	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	130,200	(a,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	232,000	234,900	(a,h)

Jefferies Group LLC
5.13%	01/20/23	168,000	174,385	(a)
6.50%	01/20/43	140,000	139,299	(a)
John Deere Capital Corp.
3.35%	06/12/24	408,000	430,309	(a)
Johnson Controls Inc.
4.63%	07/02/44	204,000	218,794	(a)
JPMorgan Chase & Co.
3.88%	09/10/24	617,000	632,974	(a)
5.00%	12/29/49	299,000	293,753	(a,b)
6.10%	10/29/49	500,000	515,000	(a,b)
KB Home
7.00%	12/15/21	417,000	424,297	(a)
Kerr-McGee Corp.
6.95%	07/01/24	131,000	163,934	(a)
Keysight Technologies Inc.
4.55%	10/30/24	415,000	418,165	(a,h)
KFW
2.00%	10/04/22	929,000	939,616	(a)
4.50%	07/16/18	238,000	263,656	(a)
Kilroy Realty LP
4.25%	08/15/29	206,000	214,693	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	346,000	339,213	(a)
4.30%	05/01/24	422,000	429,632	(a)
Kinder Morgan Inc.
3.05%	12/01/19	207,000	209,054
5.55%	06/01/45	125,000	131,795
5.63%	11/15/23	590,000	648,785	(a,h)
Kinross Gold Corp.
5.95%	03/15/24	209,000	193,548
6.88%	09/01/41	30,000	27,024	(a)
Korea National Oil Corp.
2.88%	11/09/15	278,000	281,118	(a,h)
L Brands Inc.
5.63%	02/15/22	271,000	298,100	(a)
L-3 Communications Corp.
1.50%	05/28/17	286,000	284,208	(a)
Lamar Media Corp.
5.00%	05/01/23	247,000	252,557	(a)
Lear Corp.
5.25%	01/15/25	258,000	263,160
Lennar Corp.
4.50%	11/15/19	257,000	264,067
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	462,268	(a,h)
Lockheed Martin Corp.
3.80%	03/01/45	208,000	206,763
LyondellBasell Industries N.V.
4.63%	02/26/55	83,000	82,648

Macy’s Retail Holdings Inc.
4.50%	12/15/34	417,000	441,359
Manufacturers & Traders Trust Co.
2.90%	02/06/25	340,000	337,138
Marathon Petroleum Corp.
3.63%	09/15/24	415,000	419,730	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	171,000	174,830
5.50%	02/15/23	342,000	351,405	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	410,000	420,886	(a)
Mattel Inc.
2.35%	05/06/19	633,000	631,360	(a)
Medtronic Inc.
2.50%	03/15/20	125,000	127,768	(h)
3.50%	03/15/25	417,000	435,928	(h)
4.63%	03/15/45	210,000	238,029	(h)
MEG Energy Corp.
6.50%	03/15/21	250,000	231,250	(a,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	166,143	(a)
Merck & Company Inc.
2.75%	02/10/25	415,000	414,664
MetLife Inc.
4.05%	03/01/45	208,000	215,409
4.72%	12/15/44	166,000	188,367	(a)
MGM Resorts International
5.25%	03/31/20	428,000	434,377	(a)
Microsoft Corp.
4.00%	02/12/55	217,000	216,633
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	514,619	(a,h)
Monsanto Co.
3.38%	07/15/24	203,000	211,030	(a)
4.70%	07/15/64	120,000	130,582	(a)
Morgan Stanley
2.65%	01/27/20	210,000	212,924
3.70%	10/23/24	207,000	215,814
4.10%	05/22/23	807,000	839,854	(a)
4.88%	11/01/22	406,000	443,418	(a)
5.00%	11/24/25	161,000	177,849	(a)
Motorola Solutions Inc.
4.00%	09/01/24	204,000	210,797	(a)
Mylan Inc.
7.88%	07/15/20	436,000	460,639	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	236,688	(a,h)
National Retail Properties Inc.
3.90%	06/15/24	227,000	235,523	(a)
NCL Corporation Ltd.
5.00%	02/15/18	222,000	226,440	(a)

Newfield Exploration Co.
5.63%	07/01/24	445,000	462,800	(a)
5.75%	01/30/22	612,000	638,010	(a)
Newmont Mining Corp.
4.88%	03/15/42	158,000	140,587	(a)
Nexen Energy ULC
6.40%	05/15/37	223,000	282,367	(a)
Noble Energy Inc.
3.90%	11/15/24	249,000	253,319
Northrop Grumman Corp.
3.85%	04/15/45	125,000	123,048
NRG Energy Inc.
6.25%	07/15/22	257,000	264,067
Omnicom Group Inc.
3.63%	05/01/22	170,000	178,277	(a)
ONEOK Partners LP
4.90%	03/15/25	125,000	126,478
Oracle Corp.
2.25%	10/08/19	818,000	834,155	(a)
Owens & Minor Inc.
3.88%	09/15/21	415,000	434,122	(a)
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	86,000	88,473	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	643,181	(a)
PacifiCorp
6.25%	10/15/37	8,000	10,996	(a)
People’s United Bank NA
4.00%	07/15/24	478,000	490,422	(a)
PepsiCo Inc.
4.25%	10/22/44	123,000	131,145
Perrigo Company PLC
2.30%	11/08/18	425,000	428,930	(a)
Perrigo Finance PLC
4.90%	12/15/44	200,000	214,328
Petrobras Global Finance BV
3.50%	02/06/17	393,000	367,789	(a)
3.88%	01/27/16	159,000	155,960	(a)
6.25%	03/17/24	105,000	98,994
Petroleos Mexicanos
3.50%	01/30/23	197,000	192,371	(a)
Philip Morris International Inc.
4.13%	03/04/43	209,000	214,133	(a)
Phillips 66 Partners LP
2.65%	02/15/20	125,000	125,526
3.61%	02/15/25	208,000	208,350
Pitney Bowes Inc.
4.63%	03/15/24	400,000	419,581	(a)
PNC Bank NA
2.40%	10/18/19	440,000	448,419	(a)
Prudential Financial Inc.
5.63%	06/15/43	257,000	272,420	(a,b)

Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	620,782	(a)
Quest Diagnostics Inc.
4.70%	03/30/45	125,000	127,643
Range Resources Corp.
5.75%	06/01/21	258,000	269,530	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	569,000	591,760	(a)
Revlon Consumer Products Corp.
5.75%	02/15/21	857,000	884,852	(a)
Roche Holdings Inc.
2.25%	09/30/19	414,000	420,060	(a,h)
3.35%	09/30/24	445,000	466,679	(a,h)
Rockwood Specialties Group Inc.
4.63%	10/15/20	995,000	1,036,044	(a)
Rowan Companies Inc.
5.85%	01/15/44	84,000	72,387	(a)
Royal Bank of Canada
1.20%	09/19/17	663,000	663,333	(a)
Ryder System Inc.
2.45%	09/03/19	507,000	507,890	(a)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	160,000	161,050	(a)
Santander Bank NA
2.00%	01/12/18	508,000	510,192
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	225,000	237,938	(h,i)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	240,000	250,500	(a,h,i)
Scripps Networks Interactive Inc.
2.75%	11/15/19	210,000	211,776
Seagate HDD Cayman
4.75%	01/01/25	314,000	325,144	(a,h)
Sealed Air Corp.
4.88%	12/01/22	86,000	87,720	(h)
5.13%	12/01/24	86,000	89,010	(h)
Shell International Finance BV
3.40%	08/12/23	642,000	679,114	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	193,000	198,066
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	331,513	(a,h)
Southern California Edison Co.
2.40%	02/01/22	165,000	165,298
Spectra Energy Partners LP
4.75%	03/15/24	412,000	452,446	(a)
Sprint Corp.
7.25%	09/15/21	235,000	236,175
7.63%	02/15/25	300,000	298,500

Statoil ASA
3.70%	03/01/24	638,000	681,440	(a)
4.80%	11/08/43	92,000	107,450	(a)
Sysco Corp.
2.35%	10/02/19	415,000	424,597	(a)
3.50%	10/02/24	290,000	300,937	(a)
T-Mobile USA Inc.
6.25%	04/01/21	69,000	71,760	(a)
Talisman Energy Inc.
6.25%	02/01/38	172,000	185,976	(a)
Tampa Electric Co.
4.35%	05/15/44	204,000	227,959	(a)
Tanger Properties LP
3.75%	12/01/24	47,000	48,203
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	430,000	427,850	(h)
Target Corp.
3.50%	07/01/24	468,000	496,867	(a)
TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	210,465
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	415,000	468,502	(a,h)
Teck Resources Ltd.
3.75%	02/01/23	254,000	237,886	(a)
5.40%	02/01/43	131,000	118,162	(a)
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	680,875	(a,h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	160,124	(a)
6.00%	10/01/20	416,000	440,960	(a)
The Allstate Corp.
5.75%	08/15/53	235,000	255,856	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	604,591	(a,h)
The Boeing Co.
2.85%	10/30/24	291,000	298,707
The Dow Chemical Co.
3.50%	10/01/24	415,000	421,432	(a)
4.25%	10/01/34	420,000	427,233	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	511,236	(a)
2.60%	04/23/20	415,000	419,415
2.63%	01/31/19	207,000	211,485	(a)
2.90%	07/19/18	179,000	184,999	(a)
3.50%	01/23/25	210,000	213,686
4.00%	03/03/24	501,000	529,483	(a)
4.80%	07/08/44	244,000	270,984	(a)
The Korea Development Bank
3.25%	03/09/16	380,000	387,600	(a)
4.00%	09/09/16	220,000	228,986	(a)
The Kroger Co.
2.95%	11/01/21	291,000	296,663

The Progressive Corp.
3.70%	01/26/45	210,000	208,926
The Williams Companies Inc.
4.55%	06/24/24	132,000	127,844	(a)
5.75%	06/24/44	412,000	385,063	(a)
8.75%	03/15/32	164,000	196,271	(a)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	415,000	438,031	(h)
Time Inc.
5.75%	04/15/22	433,000	423,257	(a,h)
Time Warner Cable Inc.
6.55%	05/01/37	123,000	154,469	(a)
Time Warner Inc.
5.35%	12/15/43	359,000	418,912	(a)
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	778,000	818,845	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	417,399	(a)
Tyson Foods Inc.
2.65%	08/15/19	206,000	210,933	(a)
3.95%	08/15/24	137,000	144,738	(a)
5.15%	08/15/44	137,000	159,447	(a)
U.S. Bancorp
3.44%	02/01/16	645,000	657,939	(a)
Ultra Petroleum Corp.
6.13%	10/01/24	428,000	367,010	(a,h)
United Rentals North America Inc.
5.75%	07/15/18	399,000	415,957	(a)
6.13%	06/15/23	340,000	359,975	(a)
US Bank NA
2.80%	01/27/25	310,000	309,750
Vail Resorts Inc.
6.50%	05/01/19	238,000	246,330	(a)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	229,000	237,874	(a,h)
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,018,668	(a)
3.50%	11/01/24	416,000	425,720
4.15%	03/15/24	415,000	445,801
4.40%	11/01/34	208,000	211,880
4.67%	03/15/55	146,000	142,984	(h)
5.05%	03/15/34	128,000	138,987	(a)
5.15%	09/15/23	431,000	494,135	(a)
6.55%	09/15/43	16,000	20,835	(a)
Viasystems Inc.
7.88%	05/01/19	240,000	252,600	(a,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	1,020,000	1,026,398	(a,h)
2.45%	11/20/19	205,000	209,601	(h)
W.R. Grace & Co.
5.63%	10/01/24	428,000	456,890	(a,h)

Wal-Mart Stores Inc.
3.30%	04/22/24	128,000	135,323	(a)
4.30%	04/22/44	423,000	472,032	(a)
Weatherford International Ltd.
6.75%	09/15/40	105,000	98,493	(a)
Wells Fargo & Co.
3.00%	02/19/25	625,000	627,687
4.10%	06/03/26	474,000	500,102	(a)
5.88%	12/29/49	290,000	306,733	(b)
5.90%	12/29/49	273,000	284,261	(a,b)
Williams Partners LP
5.40%	03/04/44	42,000	42,131
Windstream Corp.
6.38%	08/01/23	400,000	359,000	(a)
WPP Finance 2010
3.75%	09/19/24	415,000	433,169	(a)
WPX Energy Inc.
5.25%	01/15/17	399,000	400,995	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	430,000	435,375	(h)
XLIT Ltd.
5.25%	12/15/43	284,000	329,855	(a)
Yamana Gold Inc.
4.95%	07/15/24	173,000	170,096
Zimmer Holdings Inc.
3.55%	04/01/25	208,000	212,314
			123,377,102
Non-Agency Collateralized Mortgage Obligations—6.5%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	625,752	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	200,978
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	917,051	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	30,161	32,766	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	149,243	164,203	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	349,258	348,913	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	343,985	347,911	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	165,040	183,608	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	210,000	218,168	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	472,995	(b)

Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	834,000	796,286	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	190,804	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	269,202	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	195,777	186,516	(b,h)
4.72%	08/10/47	205,000	218,401	(b)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	204,175	214,575	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	403,396	429,084
Core Industrial Trust 2015-CALW
3.25%	02/10/34	395,784	407,640	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	715,000	739,013	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	77,323	—	(**,b,j)
GS Mortgage Securities Corp. II 2012-GCJ9
2.35%	11/10/45	968,521	111,286	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	224,382	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	419,667
5.31%	08/10/44	190,000	213,944	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	235,711
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	751,000	698,802	(b,h)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	427,377	(h)
GS Mortgage Securities Trust 2015-GC28
1.18%	02/10/48	2,752,697	215,140	(b,f)
4.33%	02/10/48	274,089	277,689
Impac CMB Trust Series 2004-5
0.89%	10/25/34	165,580	159,398	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.89%	12/15/47	1,243,884	113,537	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	283,582
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	679,714	717,785
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	136,023	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	188,546	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	310,000	338,149	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	226,698	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.58%	12/15/39	371,723	1,529	(b,f,h)

LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	84,758	84,806
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	395,210	400,951
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	181,385	188,974	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	445,000	481,728	(b)
6.11%	07/15/40	520,000	561,006	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	45,257	3,027	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	601,807	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	388,000	398,749	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	205,642	176,865	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	205,259	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	3,157,109	310,240	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	3,764,758	273,272	(b,f)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	106,355	106,292	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	250,000	245,136	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	450,000	456,163	(b)
5.27%	10/12/52	320,000	328,165	(b)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	143,986	150,622	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	430,000	467,755	(b)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	210,000	235,044	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	215,085	(b,h)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	402,815	356,927	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	3,213,180	312,729	(b,f)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	131,738	6,583
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	258,693
5.13%	12/15/46	170,000	173,281	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	290,000	322,096	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	247,584	223,391	(b,h)

WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	589,304	(b)
4.59%	03/15/47	396,310	378,560	(b,h)
			20,465,621
Sovereign Bonds—1.1%
Government of Brazil
4.25%	01/07/25	200,000	196,000	(a)
Government of Colombia
2.63%	03/15/23	323,000	303,620
5.63%	02/26/44	334,000	373,245	(a)
Government of Mexico
3.60%	01/30/25	319,000	327,374
4.00%	10/02/23	208,000	220,064	(a)
4.60%	01/23/46	300,000	306,750
4.75%	03/08/44	398,000	417,900	(a)
Government of Panama
4.00%	09/22/24	200,000	209,500	(a)
Government of Peru
5.63%	11/18/50	67,000	81,907
Government of Philippines
3.95%	01/20/40	200,000	212,250
4.20%	01/21/24	200,000	224,000	(a)
Government of Turkey
3.25%	03/23/23	293,000	277,146	(a)
4.88%	04/16/43	206,000	203,425
6.63%	02/17/45	137,000	169,496	(a)
			3,522,677
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275,000	358,680
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	423,157
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	181,495
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	568,230
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	272,528
State of California
5.70%	11/01/21	280,000	330,968
State of Illinois
5.10%	06/01/33	125,000	126,438
			2,261,496

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	174,701	25,332	(j,k)
Total Bonds and Notes (Cost $303,089,792)			309,934,913

	Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)	12,886	341,737

Total Investments in Securities (Cost $303,411,942)		310,276,650

Short-Term Investments—9.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $28,340,536)		28,340,536	(a,d,l)

Total Investments (Cost $331,752,478)		338,617,186

Liabilities in Excess of Other Assets, net—(8.2)%		(25,634,255)

NET ASSETS—100.0%		$312,982,931

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	48	$8,154,000	$89,311
2 Yr. U.S. Treasury Notes Futures	June 2015	50	10,957,812	26,064

				$115,375

The Fund had the following short futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	405	$(48,685,430)	$(128,847)
10 Yr. U.S. Treasury Notes Futures	June 2015	201	(25,910,156)	(81,816)

				$(210,663)

				$(95,288)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $32,164,457 or 10.28% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price.

Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$61,966,737	$—	$61,966,737
Agency Mortgage Backed	—	96,290,854	—	96,290,854
Agency Collateralized Mortgage Obligations	—	1,061,621	—	1,061,621
Asset Backed	—	963,473	—	963,473
Corporate Notes	—	123,377,102	—	123,377,102
Non-Agency Collateralized Mortgage Obligations	—	20,465,621	—	20,465,621
Sovereign Bonds	—	3,522,677	—	3,522,677
Municipal Bonds and Notes	—	2,261,496	—	2,261,496
FNMA (TBA)	—	—	25,332	25,332
Preferred Stock	341,737	—	—	341,737
Short-Term Investments	28,340,536	—	—	28,340,536

Total Investments in Securities	$28,682,273	$309,909,581	$25,332	$338,617,186

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$115,375	$—	$—	$115,375
Short Futures Contracts—Unrealized Depreciation	(210,663)	—	—	(210,663)

Total Other Financial Instruments	$(95,288)	$—	$—	$(95,288)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$331,949,249	$8,130,191	$(1,462,254)	$6,667,937

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 28, 2015